North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 31.8%
	CONSUMER DISCRETIONARY - 2.8%
	Hotels, Restaurants & Leisure - 1.9%
2,403	McDonald's Corp.	$606,229

	Specialty Retail - 0.9%
1,025	The Home Depot, Inc.	295,630

	TOTAL CONSUMER DISCRETIONARY	901,859

	CONSUMER STAPLES - 4.4%
	Food & Staples Retailing - 2.5%
4,523	Sysco Corp.	371,881
3,413	Walmart Inc.	452,394
		824,275
	Food Products - 0.9%
3,744	General Mills, Inc.	287,539

	Household Products - 1.0%
2,298	Procter & Gamble	316,986

	TOTAL CONSUMER STAPLES	1,428,800

	FINANCIALS - 3.2%
	Banks - 1.6%
10,791	Truist Financial Corp.	505,450

	Insurance - 1.6%
8,647	Aflac, Inc.	513,805

	TOTAL FINANCIALS	1,019,255

	HEALTH CARE - 7.1%
	Health Care Equipment & Supplies - 0.8%
2,581	Abbott Laboratories	264,940

	Pharmaceuticals - 6.3%
2,607	Eli Lilly and Co.	785,306
2,097	Johnson & Johnson	338,330
5,288	Merck & Co., Inc.	451,384
10,369	Pfizer Inc.	468,990
		2,044,010
	TOTAL HEALTH CARE	2,308,950

	INDUSTRIALS - 5.4%
	Aerospace & Defense - 1.3%
1,910	L3Harris Technologies, Inc.	435,843

	Commercial Services & Supplies - 2.2%
4,119	Waste Management, Inc.	696,235

	Machinery - 0.6%
933	Illinois Tool Works Inc.	181,776

	Trading Companies & Distributors - 1.3%
756	W.W. Grainger, Inc.	419,535

	TOTAL INDUSTRIALS	1,733,389

	INFORMATION TECHNOLOGY - 5.4%
	Software - 2.4%
2,902	Microsoft Corp.	758,786

	Technology Hardware, Storage & Peripherals - 3.0%
6,216	Apple Inc.	977,279

	TOTAL INFORMATION TECHNOLOGY	1,736,065

	UTILITIES - 3.5%
	Electric Utilities - 2.9%
3,195	Eversource Energy	286,559
8,526	The Southern Co.	657,099
		943,658
	Multi-Utilities - 0.6%
2,211	Dominion Energy, Inc.	180,860

	TOTAL UTILITIES	1,124,518

	TOTAL COMMON STOCKS
	(Cost $3,977,072)	10,252,836

	EXCHANGE TRADED FUNDS (ETFs) - 55.5%
20,450	iShares® Broad USD High Yield Corporate Bond ETF	719,022
22,520	iShares® Core Dividend Growth ETF	1,099,651
30,300	iShares® MBS ETF	2,929,707
14,782	Schwab® US Dividend Equity ETF	1,070,217
158,200	SPDR® Portfolio Intermediate Term Corporate Bond ETF	5,138,336
61,000	SPDR® Portfolio Long-Term Corporate Bond ETF	1,452,410
99,700	SPDR® Portfolio Short-Term Corporate Bond ETF	2,958,099
52,800	VanEck Fallen Angel High Yield Bond ETF	1,454,112
7,434	Vanguard® Dividend Appreciation ETF	1,099,712
	TOTAL ETFs
	(Cost $18,183,972)	17,921,266

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 19.3%
	CALL OPTIONS - 5.3%
	S&P 500® Index
10	Expiration Date: September 2022, Exercise Price $4,750.00	$3,955,000	$50
15	Expiration Date: September 2022, Exercise Price $4,300.00	5,932,500	75
10	Expiration Date: September 2022, Exercise Price $4,350.00	3,955,000	125
10	Expiration Date: September 2022, Exercise Price $4,400.00	3,955,000	325
10	Expiration Date: September 2022, Exercise Price $4,300.00	3,955,000	3,750
10	Expiration Date: September 2022, Exercise Price $4,150.00	3,955,000	28,100
10	Expiration Date: December 2022, Exercise Price $4,600.00	3,955,000	10,950
10	Expiration Date: December 2023, Exercise Price $4,000.00	3,955,000	458,700
15	Expiration Date: December 2023, Exercise Price $3,700.00	5,932,500	962,625
10	Expiration Date: June 2023, Exercise Price $4,200.00	3,955,000	239,150
			1,703,850
	PUT OPTIONS - 14.0%
	S&P 500® Index
15	Expiration Date: September 2022, Exercise Price $3,950.00	5,932,500	42,450
10	Expiration Date: September 2022, Exercise Price $3,800.00	3,955,000	54,000
10	Expiration Date: September 2022, Exercise Price $4,000.00	3,955,000	77,450
10	Expiration Date: September 2022, Exercise Price $3,950.00	3,955,000	90,700
10	Expiration Date: September 2022, Exercise Price $4,050.00	3,955,000	125,800
5	Expiration Date: December 2022, Exercise Price $4,225.00	1,977,500	164,200
10	Expiration Date: December 2022, Exercise Price $4,025.00	3,955,000	220,850
20	Expiration Date: December 2022, Exercise Price $4,000.00	7,910,000	420,200
10	Expiration Date: June 2023, Exercise Price $3,500.00	3,955,000	162,200
10	Expiration Date: June 2023, Exercise Price $4,000.00	3,955,000	315,600
10	Expiration Date: June 2023, Exercise Price $4,025.00	3,955,000	325,250
10	Expiration Date: June 2023, Exercise Price $4,175.00	3,955,000	391,500
20	Expiration Date: June 2023, Exercise Price $3,975.00	7,910,000	611,400
5	Expiration Date: December 2023, Exercise Price $3,300.00	1,977,500	87,500
5	Expiration Date: December 2023, Exercise Price $3,450.00	1,977,500	104,275
5	Expiration Date: December 2023, Exercise Price $3,825.00	1,977,500	157,600
	SPDR® S&P® 500 ETF Trust
50	Expiration Date: June 2023, Exercise Price $395.00	1,975,900	153,375
50	Expiration Date: June 2023, Exercise Price $400.00	1,975,900	163,250
70	Expiration Date: June 2023, Exercise Price $375.00	2,766,260	164,465
100	Expiration Date: June 2023, Exercise Price $385.00	3,951,800	268,750
100	Expiration Date: December 2023, Exercise Price $405.00	3,951,800	414,950
			4,515,765
	TOTAL PURCHASED OPTIONS
	(Cost $6,242,360)		6,219,615

Number of Shares			Value
	SHORT-TERM INVESTMENT - 3.0%
970,506	First American Treasury Obligations Fund - Class X, 2.14%[1]		970,506
	TOTAL SHORT-TERM INVESTMENT
	(Cost $970,506)		970,506

	TOTAL INVESTMENTS - 109.6%
	(Cost $29,373,910)		35,364,223
	Liabilities in Excess of Other Assets - (9.6)%		(3,096,975)
	TOTAL NET ASSETS - 100.0%		$32,267,248

[1]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements

North Square Trilogy Alternative Return Fund
SCHEDULE OF OPTIONS WRITTEN
As of August 31, 2022 (Unaudited)

Contracts		Notional Amount	Value
	CALL OPTIONS
	S&P 500® Index
15	Expiration: September 2022, Exercise Price: $4,150.00	$5,932,500	$300
10	Expiration: September 2022, Exercise Price: $4,200.00	3,955,000	1,375
10	Expiration: September 2022, Exercise Price: $4,250.00	3,955,000	2,600
10	Expiration: September 2022, Exercise Price: $4,150.00	3,955,000	20,700
10	Expiration: September 2022, Exercise Price: $4,000.00	3,955,000	85,200
20	Expiration: June 2023, Exercise Price: $5,000.00	7,910,000	50,100
10	Expiration: December 2023, Exercise Price: $5,500.00	3,955,000	25,800
10	Expiration: December 2023, Exercise Price: $5,400.00	3,955,000	31,850
			217,925
	PUT OPTIONS
	S&P 500® Index
10	Expiration: September 2022, Exercise Price: $4,000.00	3,955,000	124,200
10	Expiration: September 2022, Exercise Price: $4,150.00	3,955,000	209,950
10	Expiration: September 2022, Exercise Price: $4,200.00	3,955,000	242,450
15	Expiration: September 2022, Exercise Price: $4,150.00	5,932,500	287,475
10	Expiration: September 2022, Exercise Price: $4,250.00	3,955,000	292,850
30	Expiration: October 2022, Exercise Price: $4,175.00	11,865,000	86,550
20	Expiration: October 2022, Exercise Price: $4,050.00	7,910,000	162,800
5	Expiration: December 2022, Exercise Price: $3,750.00	1,977,500	61,250
10	Expiration: December 2022, Exercise Price: $3,575.00	3,955,000	81,350
20	Expiration: December 2022, Exercise Price: $3,550.00	7,910,000	153,200
10	Expiration: June 2023, Exercise Price: $3,125.00	3,955,000	94,150
10	Expiration: June 2023, Exercise Price: $3,550.00	3,955,000	173,950
10	Expiration: June 2023, Exercise Price: $3,575.00	3,955,000	180,050
10	Expiration: June 2023, Exercise Price: $3,700.00	3,955,000	213,400
20	Expiration: June 2023, Exercise Price: $3,525.00	7,910,000	336,000
5	Expiration: December 2023, Exercise Price: $2,925.00	1,977,500	55,100
5	Expiration: December 2023, Exercise Price: $3,050.00	1,977,500	64,475
5	Expiration: December 2023, Exercise Price: $3,400.00	1,977,500	98,450
			2,917,650
	TOTAL WRITTEN OPTIONS
	(Premium received $4,002,155)		$3,135,575

North Square Trilogy Alternative Return Fund
SUMMARY OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	7.1%
Information Technology	5.4%
Industrials	5.4%
Consumer Staples	4.4%
Utilities	3.5%
Financials	3.2%
Consumer Discretionary	2.8%
Total Common Stocks	31.8%
ETFs	55.5%
Purchased Options
Call Options	5.3%
Put Options	14.0%
Total Purchased Options	19.3%
Short-Term Investment	3.0%
Total Investments	109.6%
Liabilities in Excess of Other Assets	(9.6)%
Total Net Assets	100.0%

North Square Trilogy Alternative Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$10,252,836	$-	$-	$10,252,836
ETFs	17,921,266	-	-	17,921,266
Purchased Options	-	6,219,615	-	6,219,615
Short-Term Investment	970,506	-	-	970,506
Total Investments	$29,144,608	$6,219,615	$-	$35,364,223
Written Options	$-	$3,135,575	$-	$3,135,575

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.